Interest rate benchmark reform - Significant exposures impacted by the interest rate benchmark reform (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	£ 134,267	£ 141,636
Reverse repurchase agreements and other similar secured lending	8,981	1,731
Financial assets at fair value through the income statement	171,761	129,470
Financial assets at fair value through other comprehensive income	51,902	45,406
Debt securities in issue	(29,423)	(33,536)
Subordinated liabilities	(32,005)	(33,425)	£ (35,327)
Financial liabilities designated at fair value	(249,626)	(204,446)
Equity - Other equity instruments	(8,621)	£ (8,323)
IBOR Reform [member]
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	39,216
Reverse repurchase agreements and other similar secured lending	334
Financial assets at fair value through the income statement	8,055
Financial assets at fair value through other comprehensive income	300
Non-derivative financial assets	47,905
Debt securities in issue	(1,452)
Subordinated liabilities	(897)
Financial liabilities designated at fair value	(2,320)
Non-derivative financial liabilities	(4,669)
Equity - Other equity instruments	(5,184)
Standby facilities, credit lines and other commitments	108,202
IBOR Reform [member] | GBP
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	19,317
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	1,190
Financial assets at fair value through other comprehensive income	186
Non-derivative financial assets	20,693
Debt securities in issue	0
Subordinated liabilities	(21)
Financial liabilities designated at fair value	(149)
Non-derivative financial liabilities	(170)
Equity - Other equity instruments	(2,122)
Standby facilities, credit lines and other commitments	18,169
IBOR Reform [member] | USD
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	17,990
Reverse repurchase agreements and other similar secured lending	334
Financial assets at fair value through the income statement	6,373
Financial assets at fair value through other comprehensive income	106
Non-derivative financial assets	24,803
Debt securities in issue	(1,430)
Subordinated liabilities	(876)
Financial liabilities designated at fair value	(1,273)
Non-derivative financial liabilities	(3,579)
Equity - Other equity instruments	(3,062)
Standby facilities, credit lines and other commitments	74,008
IBOR Reform [member] | JPY
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	173
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	0
Financial assets at fair value through other comprehensive income	0
Non-derivative financial assets	173
Debt securities in issue	(22)
Subordinated liabilities	0
Financial liabilities designated at fair value	(759)
Non-derivative financial liabilities	(781)
Equity - Other equity instruments	0
Standby facilities, credit lines and other commitments	0
IBOR Reform [member] | CHF
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	11
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	283
Financial assets at fair value through other comprehensive income	0
Non-derivative financial assets	294
Debt securities in issue	0
Subordinated liabilities	0
Financial liabilities designated at fair value	0
Non-derivative financial liabilities	0
Equity - Other equity instruments	0
Standby facilities, credit lines and other commitments	74
IBOR Reform [member] | Other [member]
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost	1,725
Reverse repurchase agreements and other similar secured lending	0
Financial assets at fair value through the income statement	209
Financial assets at fair value through other comprehensive income	8
Non-derivative financial assets	1,942
Debt securities in issue	0
Subordinated liabilities	0
Financial liabilities designated at fair value	(139)
Non-derivative financial liabilities	(139)
Equity - Other equity instruments	0
Standby facilities, credit lines and other commitments	£ 15,951